Label	Element	Value
Accumulated Depreciation, Depletion and Amortization, Other Assets	sdrl_AccumulatedDepreciationDepletionAndAmortizationOtherAssets	$ 0
Other Assets, Gross	sdrl_OtherAssetsGross	96,000,000
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	0
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	0
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	59,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	509,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	1,357,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsDisposalGroupIncludingDiscontinuedOperations	152,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsDisposalGroupIncludingDiscontinuedOperations	19,000,000
Gross Carrying Amount Of Unfavorable Contracts To Be Amortized	sdrl_GrossCarryingAmountOfUnfavorableContractsToBeAmortized	85,000,000
Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	(60,000,000)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Accumulated Amortization Of Unfavorable Contracts To Be Amortized	sdrl_AccumulatedAmortizationOfUnfavorableContractsToBeAmortized	60,000,000
Other Current Assets [Member]
Accounts Receivable, Allowance for Credit Loss	us-gaap_AllowanceForDoubtfulAccountsReceivable	0
Related Party Receivable, Noncurrent [Member]
Accounts Receivable, Allowance for Credit Loss	us-gaap_AllowanceForDoubtfulAccountsReceivable	0
Equipment [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	us-gaap_AccumulatedDepreciationDepletionAndAmortizationPropertyPlantAndEquipment	0
Property, Plant and Equipment, Gross	us-gaap_PropertyPlantAndEquipmentGross	$ 9,000,000